Average Annual Total Returns - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - Fidelity Flex Conservative Income Municipal Bond Fund	Mar. 01, 2025
Fidelity Flex Conservative Income Municipal Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.53%
Past 5 years	1.95%
Since Inception	1.94%	[1]
Fidelity Flex Conservative Income Municipal Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.53%
Past 5 years	1.95%
Since Inception	1.93%	[1]
Fidelity Flex Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.53%
Past 5 years	1.95%
Since Inception	1.92%	[1]
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Since Inception	1.94%
LB319
Average Annual Return:
Past 1 year	2.71%
Past 5 years	1.39%
Since Inception	1.49%
IXY1N
Average Annual Return:
Past 1 year	3.10%
Past 5 years	1.58%
Since Inception	1.58%

[1]	A From October 12, 2017 .